COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

October 25, 2017

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia Adaptive Retirement 2020 Fund

Columbia Adaptive Retirement 2030 Fund

Columbia Adaptive Retirement 2040 Fund

Columbia Adaptive Retirement 2050 Fund

Columbia Adaptive Retirement 2060 Fund

Columbia Solutions Aggressive Portfolio

Columbia Solutions Conservative Portfolio

Post-Effective Amendment No. 308
File Nos. 002-99356/811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 308 (Amendment). This Amendment was filed electronically on October 20, 2017.

If you have any questions, please contact either me at (212) 850-1703 or Patrick Gannon at (617) 385-9534.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro
Assistant Secretary
Columbia Funds Series Trust I